NET EARNINGS (LOSS) PER SHARE - Disclosure of earnings per share (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
For the computation of basic net earnings from continuing operations, Weighted number of shares	13,394	13,184	13,394	12,232
For the computation of basic net earnings from continuing operations, Net loss attributable to equity holders of the Company	$ (3,029)	$ (3,459)	$ (8,652)	$ (4,059)
Effect of potential dilutive Common Shares - Warrants, Weighted number of shares	0	0	0	0
Effect of potential dilutive Common Shares - Warrants, Net loss attributable to equity holders of the Company	$ 0	$ 0	$ 0	$ 0
For the computation of diluted net earnings from continuing operations, Weighted number of shares	13,394	13,184	13,394	12,232
For the computation of diluted net earnings from continuing operations, Net loss attributable to equity holders of the Company	$ (3,029)	$ (3,459)	$ (8,652)	$ (4,059)